Note 8 - Stock Incentive Plan	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
8.	Stock Incentive Plan

A summary of the status of the Company’s unvested shares as of January 1, 2021, and changes during the nine-month period ended September 30, 2021, are presented below:

Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value
Unvested on January 1, 2021	53,303	3.46
Granted	-	-
Vested	(7,410)	5.84
Forfeited	-	-
Unvested on September 30, 2021	45,893	3.08

As of September 30, 2021, there was $70,203 of total unrecognized compensation cost related to unvested share-based compensation arrangements granted. That cost is expected to be recognized over a weighted-average period of 0.7 years. For the nine-month periods ended September 30, 2020 and 2021 the share based compensation recognized relating to the unvested shares was $91,546 and $73,676, respectively, and is included within “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.